RELATED PARTY TRANSACTIONS (Schedule of Amounts Due From and to Related Parties, Excluding Direct Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Loans and long term receivables from related parties including associates	$ 45,000	$ 45,000
Related Party
Related Party Transaction [Line Items]
Allowance for expected credit losses	(24)	(30)
Other receivables	3,532	4,392
Loans and long term receivables from related parties including associates	45,000	45,000
Total amount due to related parties	2,890	1,936
Related Party | Frontline
Related Party Transaction [Line Items]
Other receivables, gross	2,907	3,854
Total amount due to related parties	0	2
Related Party | Golden Ocean
Related Party Transaction [Line Items]
Other receivables, gross	0	374
Total amount due to related parties	57	141
Related Party | Seatankers
Related Party Transaction [Line Items]
Other receivables, gross	411	0
Related Party | Sloane Square Capital
Related Party Transaction [Line Items]
Other receivables, gross	201	183
Related Party | NorAm Drilling
Related Party Transaction [Line Items]
Other receivables, gross	24	0
Related Party | River Box
Related Party Transaction [Line Items]
Other receivables, gross	11	10
Related Party | Other related parties
Related Party Transaction [Line Items]
Other receivables, gross	2	1
Total amount due to related parties	20	5
Related Party | Frontline Shipping
Related Party Transaction [Line Items]
Total amount due to related parties	2,813	1,788
River Box | Related Party
Related Party Transaction [Line Items]
Loans and long term receivables from related parties including associates	$ 45,000	$ 45,000